Customer and commercial financing - Addtional Information (Detail) - Loans to consumers [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Allowance account for credit losses of financial assets	$ 5.7	$ 19.1	$ 0.0
Aircraft [member]
Statement [Line Items]
Allowance account for credit losses of financial assets	0.4
Spare Parts [member]
Statement [Line Items]
Allowance account for credit losses of financial assets	$ 5.3